Income from operations - Sales and costs by nature (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Income from operations [Abstract]
Revenue		€ 17,827		€ 17,156		€ 17,313
Raw materials and consumables used		4,320		4,142		4,221
Employee benefits expense		6,952		6,246		6,289
Depreciation and amortisation expense		1,602	[1]	1,323	[2]	1,462	[1]
Impairment loss recognised in profit or loss, goodwill	[3]	1,357		15		144
Transportation expense		756		645		554
Advertising expense		739		752		696
Lease expenses, net		39		19		34
Other operational costs		3,609		3,524		2,741
Other gains (losses)		18		63		92
Profit (loss) from operating activities		€ (1,529)		€ 553		€ 1,264

[1]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[2]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.